EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Schedule of changes in benefit obligations, fair value of plan assets, and funded status of plan
The changes in the benefit obligation, the changes in fair value of plan assets, and the funded status of the Company’s Pension and Post-Retirement Medical Plans as of and for the years ended December 31, 2017 and 2016 were as follows:

	Pension Plans		Post-Retirement Medical Plan
	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$135,508	$100,011	$22,740	$17,729
Service cost	40,572	36,359	1,263	1,047
Interest cost	4,336	3,096	688	528
Plan amendments	462	—	—	2,524
Plan settlements	(4,881)	—	—	—
Benefit payments	(4,034)	(3,449)	(693)	(575)
Actuarial loss (gain)	13,268	(509)	(2,471)	1,487
Projected benefit obligation at end of year	$185,231	$135,508	$21,527	$22,740
Change in plan assets:
Fair value of plan assets at beginning of year	$75,367	$57,502	$—
Actual return on plan assets	14,019	3,995	—	—
Benefits paid	(4,034)	(3,449)	(693)	(575)
Plan settlements	(4,881)	—	—	—
Employer contributions	41,181	17,319	693	575
Fair value of plan assets at end of year	$121,652	$75,367	$—	$—
Reconciliation of funded status:
Fair value of plan assets at end of year	$121,652	$75,367	$—	$—
Less: benefit obligations at end of year	185,231	135,508	21,527	22,740
Funded status at end of year	$(63,579)	$(60,141)	$(21,527)	$(22,740)

Schedule of expected benefit payments
Benefit payments, which reflect expected future services, that the Company expects to pay are as follows for the years ended December 31:

	Pension Benefits	Post-Retirement Medical Plan
2018	$9,109	$1,257
2019	10,878	1,512
2020	13,282	1,764
2021	16,636	1,868
2022	20,080	1,867
Years 2023-2027	128,837	9,487

Schedule of net periodic benefit cost
The components of net periodic benefit cost were as follows for the years ended December 31, 2017, 2016 and 2015:

	Pension Benefits			Post-Retirement Medical Plan
	2017	2016	2015	2017	2016	2015
Components of net period benefit cost:
Service cost	$40,572	$36,359	$24,298	$1,263	$1,047	$967
Interest cost	4,336	3,096	2,974	688	528	558
Expected return on plan assets	(5,766)	(4,681)	(3,422)	—	—	—
Settlement (gain)/loss recognized	993	—	—	—	—	—
Amortization of prior service cost	53	53	53	646	541	326
Amortization of actuarial loss (gain)	452	1,043	1,228	—	—	—
Net periodic benefit cost	$40,640	$35,870	$25,131	$2,597	$2,116	$1,851

Schedule of pre-tax amounts recognized in other comprehensive income (loss)
The pre-tax amounts recognized in other comprehensive income (loss) for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Pension Benefits			Post-Retirement Medical Plan
	2017	2016	2015	2017	2016	2015
Prior service costs	$462	$—	$—	$—	$2,524	$1,533
Net actuarial loss (gain)	5,015	176	(2,220)	(2,471)	1,487	312
Amortization of losses and prior service cost	(1,410)	(1,096)	(1,281)	(646)	(541)	(326)
Total changes in other comprehensive (income) loss	$4,067	$(920)	$(3,501)	$(3,117)	$3,470	$1,519

Schedule of pre-tax amounts in accumulated other comprehensive loss not yet recognized as components of net periodic costs
The pre-tax amounts in accumulated other comprehensive loss as of December 31, 2017, and 2016 that have not yet been recognized as components of net periodic costs were as follows:

	Pension Benefits		Post-Retirement Medical Plan
	2017	2016	2017	2016
Prior service costs	$(885)	$(476)	$(5,337)	$(5,983)
Net actuarial loss	(22,544)	(18,975)	593	(1,878)
Total	$(23,429)	$(19,451)	$(4,744)	$(7,861)

Schedule of pre-tax amounts in accumulated other comprehensive loss to be recognized over next fiscal year
The following pre-tax amounts included in accumulated other comprehensive loss as of December 31, 2016 are expected to be recognized as components of net period benefit cost during the year ended December 31, 2017:

	Pension Benefits	Post-Retirement Medical Plan
Amortization of prior service costs	$(86)	$646
Amortization of net actuarial loss	(285)	—
Total	$(371)	$646

Schedule of assumptions used
The weighted average assumptions used to determine the benefit obligations as of December 31, 2017, and 2016 were as follows:

	Qualified Plan		Supplemental Plan		Post-Retirement Medical Plan
	2017	2016	2017	2016	2017	2016
Discount rate - benefit obligations	3.58%	4.07%	3.55%	4.08%	3.33%	3.68%
Rate of compensation increase	4.53%	4.81%	5.00%	5.50%	—	—
The weighted average assumptions used to determine the net periodic benefit costs for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Qualified Plan			Supplemental Plan			Post-Retirement Medical Plan
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Discount rates:
Effective rate for service cost	4.15%	4.15%	4.25%	4.17%	4.17%	4.30%	4.10%	4.10%	4.32%
Effective rate for interest cost	3.38%	3.38%	3.31%	3.20%	3.20%	3.16%	3.11%	3.11%	3.09%
Effective rate for interest on service cost	3.59%	3.59%	3.51%	3.63%	3.63%	3.37%	3.84%	3.84%	4.04%
Expected long-term rate of return on plan assets	6.50%	7.00%	7.00%	N/A	N/A	N/A	N/A	N/A	N/A
Rate of compensation increase	4.81%	4.81%	4.81%	5.50%	5.50%	5.50%	N/A	N/A	N/A

Schedule of assumed health care cost trend rates
The assumed health care cost trend rates as of December 31, 2017 and 2016 were as follows:

	Post-Retirement Medical Plan
	2017	2016
Health care cost trend rate assumed for next year	6.0%	6.1%
Rate to which the cost trend rate was assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reached the ultimate trend rate	2038	2038

Schedule of effect of one-percentage-point change in assumed health care cost trend rates
Assumed health care costs trend rates have a significant effect on the amounts reported for retiree health care plans. A one percentage-point change in assumed health care costs trend rates would have the following effects on the medical post-retirement benefits:

	1% Increase	1% Decrease
Effect on total service and interest cost components	$14	$(14)
Effect on accumulated post-retirement benefit obligation	307	(291)

Schedule of fair value of assets of the Company's Qualified Plan
The table below presents the fair values of the assets of the Company’s Qualified Plan as of December 31, 2017 and 2016 by level of fair value hierarchy. Assets categorized in Level 2 of the hierarchy consist of collective trusts and are measured at fair value based on the closing net asset value (“NAV”) as determined by the fund manager and reported daily. As noted above, the Company’s post-retirement medical plan is funded on a pay-as-you-go basis and has no assets.

	Fair Value Measurements Using NAV as Practical Expedient (Level 2)
	December 31,
	2017	2016
Equities:
Domestic equities	$36,582	$23,451
Developed international equities	17,236	10,736
Emerging market equities	8,474	5,164
Global low volatility equities	9,983	6,360
Fixed-income	45,469	29,576
Cash and cash equivalents	3,908	80
Total	$121,652	$75,367